UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2012
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012
(UNAUDITED)



                                    PERCENT
                                     OF NET
SECURITY                             ASSETS       NUMBER OF SHARES      VALUE
--------------------------------    --------      ----------------    ----------
--------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer Discretionary:                17.0%
 Comcast Corp.                                               7,000    $  250,215
 Costco Wholesale Corp.                                      4,000       400,640
 Foot Locker Inc.                                            7,000       248,500
 Hain Celestial Group Inc. 1                                 2,000       126,000
 Home Depot Inc.                                             5,000       301,850
 Lennar Corp.                                                9,000       312,930
 Michael Kors Holdings Ltd. 1                                6,000       319,080
 Vitamin Shoppe Inc. 1                                       2,000       116,640
 Walt Disney Co.                                             7,000       365,960
 Wendy's Company                                            10,000        45,250
 Yum! Brands Inc.                                            4,000       265,360

                                                                       2,752,425


Consumer Staples:                       1.8
 Wal Mart Stores Inc.                                        4,000       295,200


Energy:                                 5.8
 Continental Resources Inc. 1                                1,000        76,900
 Eagleford Energy Inc. 1, 3, 5                             250,000        65,000
 Schlumberger Ltd.                                           3,000       216,990
 SPDR Energy Select Sector 2                                 8,000       587,480

                                                                         946,370


Financial Services:                    12.2
 American Tower Corp.                                        1,500       107,085
 Anworth Mortgage Asset                                     38,000       258,400
 CYS Investments Inc.                                        1,000        14,090
 Newcastle Investment Corp.                                 23,000       173,190
 Ocwen Financial Corp. 1                                     4,000       109,640
 Texas Capital Bancshares 1                                 10,000       497,100
 Wells Fargo & Company                                      11,000       379,830
 iShares Dow Jones Real Estate 2                             2,000       128,760
 SPDR S&P Regional Banking 2                                11,000       315,040

                                                                       1,983,135


Healthcare:                            13.7
 Abbott Labs                                                 2,000       137,120
 Alexion Pharmaceuticals Inc. 1                              2,000       228,800

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2012
(UNAUDITED)



                                          PERCENT
                                           OF NET
SECURITY                                   ASSETS       NUMBER OF SHARES      VALUE
--------------------------------------    --------      ----------------    ----------
--------------------------------------

Healthcare (continued):
 Biogen Idec Inc. 1                                                3,000    $  447,630
 Edwards Lifesciences Corp. 1                                      4,600       493,902
 Express Scripts Holding Company 1                                 3,000       187,890
 Regeneron Pharmaceuticals Inc. 1                                  2,000       305,320
 Watson Pharmaceuticals Inc. 1                                     5,000       425,800

                                                                             2,226,462


Industrials:                                  4.4%
 Honeywell International Inc.                                      2,000       119,500
 Sionix Corp. 1                                                1,666,673        61,667
 Transdigm Group Inc. 1                                            3,700       524,919

                                                                               706,086


Information Technology:                      18.5
 Apple Inc.                                                          300       200,132
 Catamaran Corp. 1                                                 2,000       195,940
 EBay Inc. 1                                                       5,000       241,850
 Google Inc. 1                                                       900       679,050
 International Business Machines Corp.                             1,800       373,410
 LinkedIn Corp. 1                                                  2,500       301,000
 Mastercard Inc.                                                     300       135,444
 PowerShares QQQ Trust 2                                           6,000       411,420
 Rackwise Inc. 1                                                 300,000        60,000
 Visa Inc.                                                         3,000       402,840

                                                                             3,001,086


Materials:                                    5.0
 Monsanto Co.                                                      4,000       364,080
 Sherwin Williams Company                                          3,000       446,730

                                                                               810,810


Diversified Indexed Trusts:                   3.3
 EG Shares Emerging Markets Cons Idx 2                            10,000       243,200
 iShares Inc. MSCI Canada Index 2                                  3,850       109,686
 iShares Inc. MSCI Taiwan Index 2                                  5,000        66,900
 iShares Inc. MSCI Brazil Index 2                                  2,000       108,120

                                                                               527,906


PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2012
(UNAUDITED)



                                                  PERCENT
                                                   OF NET
SECURITY                                           ASSETS       NUMBER OF SHARES       VALUE
----------------------------------------------    --------      ----------------    -----------
----------------------------------------------

Gold & Precious Metals:                               3.2%
 SPDR Gold Trust 1,2                                                       3,000    $   515,670


TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $11,837,027)                                  84.9                            13,765,150


WARRANTS                                              0.0
 Eagleford Energy Inc. Warrants1,3,4                                     125,000              0
 5-10-2015 (Cost $0)
 Sionix Corporation Warrants 1,4                                         416,666              0
 8-30-2015 (Cost $0)
 Sionix Corporation Warrants 1,4                                         208,335              0
 10-13-2015 (Cost $0)
 Sionix Corporation Warrants 1,4                                         208,335              0
 4-5-2016 (Cost $0)
 Rackwise Inc. Warrants 1,4                                              300,000              0
 11-18-2016 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                                    0


CONVERTIBLE PREFERRED STOCK
TRUST                                                 0.7
 ACP HyperActive Technologies Trust 1,3,4
            Consists of HyperActive
            Technologies Inc. Preferred Stock                            125,000        109,673
            (Cost $125,000)


MUTUAL FUNDS                                         13.6
 First American Treasury Oblig. Fund                                   2,214,781      2,214,781
            (Cost $2,214,781)


TOTAL INVESTMENTS
 (Cost $14,176,808) 6                                99.2                            16,089,604


PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
SEPTEMBER 30, 2012
(UNAUDITED)



                                 PERCENT
                                  OF NET
SECURITY                          ASSETS       NUMBER OF SHARES/PAR       VALUE
-----------------------------    --------      --------------------    -----------
-----------------------------

ASSETS LESS OTHER LIABILITIES        0.8%                              $   125,596


NET ASSETS                         100.0%                              $16,215,200

































1   Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At September 30, 2012, the aggregate value of illiquid securities was $174,673, which is 1.1% of the Fund's net assets.
4 Security valued according to "good faith pricing" guidelines. (See Note A) 5 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate amount of Rule 144A securities was $65,000, which is 0.4% of the Fund's net assets.
6 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended September 30, 2012, aggregated $9,316,442 and $9,134,066, respectively.

At September 30, 2012, gross unrealized appreciation on investments was $2,025,022 and gross unrealized depreciation on investments was $112,226 for a net unrealized appreciation of $1,912,796 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

September 30, 2012
(UNAUDITED)

The unobservable inputs used in the fair value measurement of the Fund's Level 3 private equity securities (Convertible Preferred Stock Trust) include valuations used for new rounds of financing, performance results as compared to targets set by the issuers and valuations provided by the general partner of the limited partnership.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the Fund's securities as of September 30, 2012.




                                           Level 1   Level 2   Level 3    Total
Security Type                            Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $  13,765  $      -  $      -  $13,765
Warrants                                         -         -         -        0
Convertible Preferred Stock Trust                -         -       110      110
Mutual Funds                                 2,215         -         -    2,215
Total                                    $  15,980  $      0  $    110  $16,090
                                         ---------  --------  --------  -------

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2012
(UNAUDITED)



                                                                          Measurements
                                                                Using Unobservable Inputs ($000)
                                                                            (Level 3)

                                                                           Securities
--------------------------------------------------------------

Beginning Balance 6-30-2012                                     $                            110

Total gains or losses (realized/unrealized) included in
earnings                                                                                       0

Purchases                                                                                      0

Sales                                                                                          0

Issuances                                                                                      0

Settlements                                                                                    0

Transfers in to Level 3                                                                        0

Transfers out of Level 3                                                                       0

Ending Balance 9-30-2012                                        $                            110


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                                                $                              0
                                                                =================================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 15, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
October 29, 2012          /s/________________________________________________
----------------
Date                         Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
October 29, 2012          /s/________________________________________________
----------------
Date                         James M. Johnson, President

By:
October 29, 2012          /s/________________________________________________
----------------
Date                         Kathleen Carlson, Treasurer